P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

May 3, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Transamerica Funds (33-02659; 811-04556) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Retail Prospectus, Class I2 Prospectus and Statement of Additional Information, dated April 30, 2013, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 173) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2013 via EDGAR (Accession Number 0001193125-13-182116).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary